Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Sustainable Leaders Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	13.11%	10.89%	10.60%	13.41%	11.16%	10.88%	13.68%	11.44%	11.16%	13.98%	11.72%	11.40%	13.89%	11.66%	11.37%	13.63%	9.96%	9.74%	8.41%	8.93%	8.95%	19.96%	13.26%	11.20%